Provisions (Tables)	12 Months Ended
Mar. 31, 2022
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Components of and Changes in Provisions
The components of and changes in provisions for the year ended March 31,
2022
are as follows:

	Yen (millions)
	Product warranties*	Other	Total

Balance as of April 1, 2021	¥481,023	¥160,018	¥641,041

Provision	¥118,378	¥23,329	¥141,707
Write-offs	(172,754)	(88,823)	(261,577)
Reversal	(36,882)	(1,604)	(38,486)
Exchange differences on translating foreign operations	29,436	9,892	39,328

Balance as of March 31, 2022	¥419,201	¥102,812	¥522,013

Current Liabilities and Non-current Liabilities of Provisions
Current liabilities and
non-current
liabilities of provisions as of March 31, 2021 and 2022 are as follows:

	Yen (millions)
	2021	2022

Current liabilities	¥362,151	¥268,388
Non-current liabilities	278,890	253,625

Total	¥641,041	¥522,013